Note 21 - Regulatory Capital Matters - Summary of Regulatory Capital Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital	$ 133,900	$ 127,786
Capital to Risk-Weighted Assets	15.86%	15.56%
Capital Required for Capital Adequacy	$ 67,527	$ 65,718
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Tier I Risk Based Capital	$ 126,623	$ 120,279
Tier I Risk Based Capital to Risk-Weighted Assets	15.00%	14.64%
Tier I Risk Based Capital Required for Capital Adequacy	$ 50,645	$ 49,289
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	6.00%
Common Equity Tier I Risk Based Capital	$ 103,123	$ 96,779
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	12.22%	11.78%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 37,984	$ 36,967
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%	4.50%
Tier I Leverage Capital	$ 126,623	$ 120,279
Tier I Leverage Capital to Average Assets	10.24%	9.89%
Tier I Leverage Capital Required for Capital Adequacy	$ 49,478	$ 48,635
Tier I Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Colony Bank [Member]
Capital	$ 131,723	$ 127,470
Capital to Risk-Weighted Assets	15.63%	15.54%
Capital Required for Capital Adequacy	$ 67,418	$ 65,628
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 84,272	$ 82,036
Capital Required to be Well Capitalized to Risk-Weighted Assets	10.00%	10.00%
Tier I Risk Based Capital	$ 124,446	$ 119,963
Tier I Risk Based Capital to Risk-Weighted Assets	14.77%	14.62%
Tier I Risk Based Capital Required for Capital Adequacy	$ 50,563	$ 49,221
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	6.00%
Tier I Risk Based Capital Required to be Well Capitalized	$ 67,418	$ 65,628
Tier I Risk Based Capital Required to be Well Capitalized to Risk-Weighted Assets	8.00%	8.00%
Common Equity Tier I Risk Based Capital	$ 124,446	$ 119,963
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	14.77%	14.62%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 37,923	$ 36,916
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%	4.50%
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized	$ 54,777	$ 53,323
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized to Risk-Weighted Assets	6.50%	6.50%
Tier I Leverage Capital	$ 124,446	$ 119,963
Tier I Leverage Capital to Average Assets	10.08%	9.88%
Tier I Leverage Capital Required for Capital Adequacy	$ 49,396	$ 48,566
Tier I Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier I Leverage Capital Required to Be Well Capitalized	$ 61,745	$ 60,708
Tier I Leverage Capital Required to Be Well Capitalized to Average Assets	5.00%	5.00%